Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Beginning balance (in shares)	47,499	5,744
Beginning balance, weighted average exercise price	$ 30.91	$ 152.78
Weighted average remaining contractual term, outstanding	8 years 11 months 15 days	8 years 8 months 26 days	1 year 18 days
Granted	2,610	41,755
Granted, weighted average exercise price	$ 14.15	$ 14.15
Granted, weighted average remaining contractual term	9 years 5 months 1 day	9 years 11 months 8 days
Ending balance (in shares)	44,365	47,499	5,744
Ending balance, weighted average exercise price	$ 14.15	$ 30.91	$ 152.78
Exercisable	13,918
Exercisable, weighted average exercise price	$ 14.15
Exercisable, weighted average remaining contractual term	8 years 11 months 4 days
Warrant [Member]
Class of Warrant or Right [Line Items]
Beginning balance (in shares)	138,915	142,427
Beginning balance, weighted average exercise price	$ 64.35	$ 64.48
Weighted average remaining contractual term, outstanding	1 year 8 months 23 days	2 years 8 months 23 days	2 years 8 months 12 days
Beginning balance, aggregate intrinsic value	$ 15,486	$ 15,486
Granted		5,098
Granted, weighted average exercise price		$ 67.10
Granted, weighted average remaining contractual term		4 years
Forfeited		(5,098)
Exercised		(3,512)
Ending balance (in shares)	138,915	138,915	142,427
Ending balance, weighted average exercise price	$ 64.35	$ 64.35	$ 64.48
Ending balance, aggregate intrinsic value	$ 13,263	$ 15,486	$ 15,486
Exercisable	138,915
Exercisable, weighted average exercise price	$ 64.35
Exercisable, weighted average remaining contractual term	1 year 8 months 23 days
Exercisable, aggregate intrinsic value	$ 13,263